Employee Remuneration	6 Months Ended
Oct. 31, 2025
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION
10.
EMPLOYEE REMUNERATION

Expenses recognized for employee benefits for the three and six months ended October 31, 2025 and 2024 are detailed below:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Wages, salaries	2,037	1,835	3,901	3,799
Employee benefits	238	284	496	476
Payroll taxes	85	54	183	112
Severance	—	—	—	—
Share-based expense	153	176	208	322
	2,513	2,349	4,788	4,709